Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	TWFG, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42177
Entity Tax Identification Number	99-0603906
Entity Address, Address Line One	10055 Grogans Mill Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	TWFG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002007596